Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15.

Commitments and Contingencies

On January 24, 2014 the Company entered into a five year lease for 5,303 square feet of office and laboratory space for monthly rent of $10,341 exclusive of payments required for maintenance of common areas and utilities. On September 30, 2014 the lease was amended to expand the premises by an additional 676 square feet for a total of 5,979 square feet for a monthly rent of $11,638. Based on the Company's current operational plans, the Company believes that such facilities are adequate for operations for the near future. Prior to January 2014, the Company leased approximately 2,111 square feet of office space for monthly rent of $4,046. Rent expense was $100,973 and $48,377, for the years ended December 31, 2014 and 2013, respectively.  The Company's approximate future minimum payments for its operating lease obligations that have initial remaining non-cancelable terms in excess of one year are as follows:

Years ending December 31,

2015	$192,833
2016	218,271
2017	224,282
2018	231,010
2019	194,401
Total	$1,060,797